Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.464%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,579,068.15

Principal:
Principal Collections	$19,133,313.22
Prepayments in Full	$9,816,007.78
Liquidation Proceeds	$355,962.59
Recoveries	$54,887.44
Sub Total	$29,360,171.03
Collections	$30,939,239.18

Purchase Amounts:
Purchase Amounts Related to Principal	$459,711.42
Purchase Amounts Related to Interest	$3,012.69
Sub Total	$462,724.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,401,963.29

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,401,963.29
Servicing Fee	$467,692.62	$467,692.62	$0.00	$0.00	$30,934,270.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,934,270.67
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,934,270.67
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,934,270.67
Interest - Class A-3 Notes	$263,784.05	$263,784.05	$0.00	$0.00	$30,670,486.62
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$30,495,909.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,495,909.79
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$30,401,950.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,401,950.79
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$30,334,085.37
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,334,085.37
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$30,250,865.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,250,865.79
Regular Principal Payment	$28,380,396.51	$28,380,396.51	$0.00	$0.00	$1,870,469.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,870,469.28
Residual Released to Depositor	$0.00	$1,870,469.28	$0.00	$0.00	$0.00
Total		$31,401,963.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,380,396.51
Total					$28,380,396.51
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,380,396.51	$48.28	$263,784.05	$0.45	$28,644,180.56	$48.73
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$28,380,396.51	$15.10	$683,404.88	$0.36	$29,063,801.39	$15.46

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$272,880,055.98	0.4642396	$244,499,659.47	0.4159572
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$534,440,055.98	0.2843734	$506,059,659.47	0.2692723

Pool Information
Weighted Average APR	3.472%	3.472%
Weighted Average Remaining Term	32.24	31.45
Number of Receivables Outstanding	42,250	41,071
Pool Balance	$561,231,148.19	$531,184,726.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$534,440,055.98	$506,059,659.47
Pool Factor	0.2890861	0.2736094

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$25,125,067.22
Targeted Overcollateralization Amount	$25,125,067.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,125,067.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		126	$281,426.49
(Recoveries)		129	$54,887.44
Net Loss for Current Collection Period			$226,539.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4844%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6478%
Second Prior Collection Period			0.8109%
Prior Collection Period			1.0692%
Current Collection Period			0.4977%
Four Month Average (Current and Prior Three Collection Periods)			0.7564%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,663	$13,752,970.19
(Cumulative Recoveries)			$1,811,987.89
Cumulative Net Loss for All Collection Periods			$11,940,982.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,949.38
Average Net Loss for Receivables that have experienced a Realized Loss			$2,560.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.73%	542	$9,189,926.75
61-90 Days Delinquent	0.20%	63	$1,069,093.54
91-120 Days Delinquent	0.07%	14	$347,363.24
Over 120 Days Delinquent	0.18%	54	$947,690.12
Total Delinquent Receivables	2.18%	673	$11,554,073.65

Repossession Inventory:
Repossessed in the Current Collection Period		34	$566,667.20
Total Repossessed Inventory		45	$810,791.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3397%
Prior Collection Period			0.3077%
Current Collection Period			0.3190%
Three Month Average			0.3221%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer